Loans To Customers - Summary of Movement In Loans To Customers (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	¥ 132,956,191
Ending balance	232,027,821	¥ 132,956,191
Loans and receivables, category [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	48,749,826	36,021,540	¥ 101,760,563
New originated or purchased loans	141,924,691	53,015,937	75,842,416
Loans de-recognized in the current period (including repayment of loans)	(68,678,186)	(40,008,359)	(139,232,687)
Write-offs	(1,181,312)	(279,292)	(2,348,752)
Ending balance	120,815,019	48,749,826	36,021,540
Loans and receivables, category [member] | Gross carrying amount [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	47,052,175	33,787,721	98,693,249
New originated or purchased loans	141,924,691	53,015,937	75,842,416
Transfers financial assets Stage	(2,124,274)	(1,207,945)	(2,168,776)
Loans de-recognized in the current period (including repayment of loans)	(67,284,010)	(38,543,538)	(138,579,168)
Ending balance	119,568,582	47,052,175	33,787,721
Loans and receivables, category [member] | Gross carrying amount [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	324,440	439,915	921,342
Transfers financial assets Stage	1,713,887	116,102	(249,595)
Loans de-recognized in the current period (including repayment of loans)	(1,198,510)	(231,577)	(231,832)
Ending balance	839,817	324,440	439,915
Loans and receivables, category [member] | Gross carrying amount [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,373,211	1,793,904	2,145,972
Transfers financial assets Stage	410,387	1,091,843	2,418,371
Loans de-recognized in the current period (including repayment of loans)	(195,666)	(1,233,244)	(421,687)
Write-offs	(1,181,312)	(279,292)	(2,348,752)
Ending balance	406,620	1,373,211	1,793,904
Loans and receivables, category [member] | Gross carrying amount [member] | — From stage 1 to stage 2 | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers financial assets Stage	(1,806,096)	(274,558)	(381,778)
Loans and receivables, category [member] | Gross carrying amount [member] | — From stage 1 to stage 2 | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers financial assets Stage	1,806,096	274,558	381,778
Loans and receivables, category [member] | Gross carrying amount [member] | — From stage 1 to stage 3 | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers financial assets Stage	(324,045)	(935,301)	(1,791,610)
Loans and receivables, category [member] | Gross carrying amount [member] | — From stage 1 to stage 3 | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers financial assets Stage	324,045	935,301	1,791,610
Loans and receivables, category [member] | Gross carrying amount [member] | — From stage 2 to stage 1 | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers financial assets Stage	5,867	1,914	4,612
Loans and receivables, category [member] | Gross carrying amount [member] | — From stage 2 to stage 1 | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers financial assets Stage	(5,867)	(1,914)	(4,612)
Loans and receivables, category [member] | Gross carrying amount [member] | — From stage 2 to stage 3 | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers financial assets Stage	(98,355)	(157,987)	(626,761)
Loans and receivables, category [member] | Gross carrying amount [member] | — From stage 2 to stage 3 | Financial instruments credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers financial assets Stage		157,987
Loans and receivables, category [member] | Gross carrying amount [member] | — From stage 2 to stage 3 | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers financial assets Stage	98,355		626,761
Loans and receivables, category [member] | Gross carrying amount [member] | — From stage 3 to stage 2 | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers financial assets Stage	12,013	1,445
Loans and receivables, category [member] | Gross carrying amount [member] | — From stage 3 to stage 2 | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers financial assets Stage	(12,013)	(1,445)
Loans and receivables, category [member] | Accumulated Impairment [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(1,251,314)	(1,593,846)	(4,355,441)
New originated or purchased loans	373,266	14,948	70,659
Transfers financial assets Stage	484,471	775,268	1,784,450
Net impact on expected credit loss by stage transfer	484,471	775,268	1,784,450
Loans de-recognized in the current period (including repayment of loans)	(412,323)	(922,779)	(2,359,564)
Changes in parameters of the model of expected credit loss	299,479	69,323	91,612
Write-offs	(1,181,312)	(279,292)	(2,348,752)
Recovery of loans written off previously	174,310
Ending balance	(989,205)	(1,251,314)	(1,593,846)
Loans and receivables, category [member] | Accumulated Impairment [Member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(136,396)	(318,987)	(2,409,593)
New originated or purchased loans	373,266	14,948	70,659
Transfers financial assets Stage	(107,551)	(19,116)	(174,932)
Net impact on expected credit loss by stage transfer	(3,066)	(985)	(2,460)
Loans de-recognized in the current period (including repayment of loans)	(203,494)	(214,897)	(1,946,864)
Changes in parameters of the model of expected credit loss	282,237	36,474	(39,469)
Ending balance	(480,854)	(136,396)	(318,987)
Loans and receivables, category [member] | Accumulated Impairment [Member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(53,258)	(111,091)	(414,386)
Transfers financial assets Stage	213,807	(9,368)	(257,583)
Net impact on expected credit loss by stage transfer	164,932	40,224	82,349
Loans de-recognized in the current period (including repayment of loans)	(89,632)	(28,844)	(45,732)
Changes in parameters of the model of expected credit loss	17,906	(19,621)	20
Ending balance	(195,339)	(53,258)	(111,091)
Loans and receivables, category [member] | Accumulated Impairment [Member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(1,061,660)	(1,163,768)	(1,531,462)
Transfers financial assets Stage	378,215	803,752	2,216,965
Net impact on expected credit loss by stage transfer	322,605	736,029	1,704,561
Loans de-recognized in the current period (including repayment of loans)	(119,197)	(679,038)	(366,968)
Changes in parameters of the model of expected credit loss	(664)	52,470	131,061
Write-offs	(1,181,312)	(279,292)	(2,348,752)
Recovery of loans written off previously	174,310
Ending balance	(313,012)	(1,061,660)	(1,163,768)
Loans and receivables, category [member] | Accumulated Impairment [Member] | — From stage 1 to stage 2 | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers financial assets Stage	(101,324)	(4,815)	(15,946)
Loans and receivables, category [member] | Accumulated Impairment [Member] | — From stage 1 to stage 2 | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers financial assets Stage	101,324	4,815	15,946
Loans and receivables, category [member] | Accumulated Impairment [Member] | — From stage 1 to stage 3 | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers financial assets Stage	(7,322)	(14,663)	(159,428)
Loans and receivables, category [member] | Accumulated Impairment [Member] | — From stage 1 to stage 3 | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers financial assets Stage	7,322	14,663	159,428
Loans and receivables, category [member] | Accumulated Impairment [Member] | — From stage 2 to stage 1 | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers financial assets Stage	4,161	1,347	2,902
Loans and receivables, category [member] | Accumulated Impairment [Member] | — From stage 2 to stage 1 | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers financial assets Stage	(4,161)	(1,347)	(2,902)
Loans and receivables, category [member] | Accumulated Impairment [Member] | — From stage 2 to stage 3 | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers financial assets Stage	(49,632)	(54,270)	(352,976)
Loans and receivables, category [member] | Accumulated Impairment [Member] | — From stage 2 to stage 3 | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers financial assets Stage	49,632	54,270	¥ 352,976
Loans and receivables, category [member] | Accumulated Impairment [Member] | — From stage 3 to stage 2 | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers financial assets Stage	1,344	1,210
Loans and receivables, category [member] | Accumulated Impairment [Member] | — From stage 3 to stage 2 | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers financial assets Stage	¥ (1,344)	¥ (1,210)